Net investment in lease and lease liability - Changes in carrying amounts (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Asset
Balance at beginning		$ 187,418
Amortization		(22,490)
Derecognition		(164,928)
Net Investment in Lease
Balance at beginning	$ 105,604
Sublease		158,109
Lease payments	(100,926)	(58,874)
Lease interest	3,691	6,369
Balance at ending	8,369	105,604
Current portion	8,369	97,234
Non-current portion		8,369
Lease Liability
Balance at beginning	105,604	197,190
Repayment of lease liability (Note 11)	(100,926)	(100,926)
Lease interest	3,691	9,340
Balance at ending	8,369	105,604
Current portion	$ 8,369	97,234
Non-current portion		$ 8,369